Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)	¥ 566	$ 78	¥ 70,554	¥ (33,740)
Adjustments to reconcile net profit/(loss) to net cash provided by/ (used in) operating activities:
Allowance for doubtful account	682	93	1,567	2,415
Impairment of intangible assets	0	0	1,950	0
Depreciation and amortization	11,458	1,570	13,640	18,427
Unrealized exchange loss	684	94	436	79
Share-based compensation expense	9,021	1,236	463	8,163
Interest (income)/expense	(4,139)	(567)	(2,789)	5,062
Investment (income)/loss	777	106	2,405	1,885
Gain on disposal of subsidiary	(266)	(36)	(749)	331
Share of (income)/loss of equity method investee	(1,535)	(210)	(417)	2,200
Amortization of right-of-use assets	24,811	3,399	25,680	27,788
Amortization of directors and officers liability insurance premium	79	11	3,125	7,891
Loss on disposal of property, plant and equipment	0	0	217	513
Gain on termination of right-of-use assets	(12,155)	(1,665)	(5,923)	(7,215)
Adjustments to reconcile net profit/(loss) to net cash provided by operating activities	29,983	4,109	110,159	33,799
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable	20,734	2,841	75,466	531,001
(Increase)/decrease in insurance premium receivables	119	16	(123)	(575)
(Increase)/decrease in prepaid expense and other receivables	13,070	1,791	21,815	22,786
(Increase)/decrease in deferred costs	6,147	842	(6,147)	0
(Increase)/decrease in amounts due from related parties	45	6	106	(361)
Increase/(decrease) in amounts due to related parties	44	6	1,956	(11,380)
(Increase)/decrease in other assets	(102)	(14)	0	200
(Increase)/decrease in contract assets	(46,838)	(6,417)	1,975	(56,522)
Increase/(decrease) in accounts payable	(10,047)	(1,376)	(50,661)	(428,580)
Increase/(decrease) in insurance premium payables	18,528	2,538	9,947	(96,452)
Increase/(decrease) in payroll and welfare payable	(24,183)	(3,313)	12,469	(49,760)
Increase/(decrease) in income taxes payable	135	18	0	0
Increase/(decrease) in other payables and accrued expenses	(2,457)	(337)	(24,899)	(13,155)
(Increase)/decrease in right-of-use assets due to prepaid rent	0	0	(825)	0
Increase/(decrease) in operating lease liabilities	(22,867)	(3,133)	(12,581)	(12,866)
Increase/(decrease) in contract liabilities	(2,728)	(374)	(1,306)	(3,202)
Dividend received from equity method investees	1,491	204	0	0
Net cash provided by/(used in) operating activities	(18,926)	(2,593)	137,351	(85,067)
Cash flows from investing activities:
Purchase of long-term investment	0	0	0	(10,000)
Purchase of short-term investment	(73,327)	(10,046)	(9,968)	0
Purchase of property, equipment and intangible assets	(4,284)	(587)	(30,524)	(16,823)
Proceeds from disposal of property, equipment and intangible assets	426	58	955	1,048
Proceeds from disposal of investments	76,701	10,508	874	700
Proceeds from capital reduction of equity investees	9,925	1,360	0	0
Advances from disposal of an investment	1,500	205	0	0
Advance to a related party	(657)	(90)	0	0
Acquisition of subsidiary, net of cash acquired	(8,046)	(1,102)	(2,441)	(25,964)
Cash received for disposal of subsidiaries	0	0	1,645	3,640
Loans to third parties	(25,382)	(3,477)	(23,000)	(26,000)
Repayment from third parties	19,704	2,699	0	16,000
Interests received	0	0	1,075	876
Others	198	27	361	237
Net cash provided by/(used in) investing activities	(3,242)	(445)	(61,023)	(56,286)
Cash flows from financing activities:
Proceeds from borrowings	50,000	6,850	37,000	270,200
Repayments of borrowings	(30,411)	(4,166)	(161,473)	(367,524)
Repurchase of Class A common shares	(77)	(11)	(13,392)	(6,659)
Proceeds from exercise of share options	0	0	560	0
Cash received by subsidiaries from minority shareholders	3,700	507	3,750	2,850
Net cash provided by/(used in) financing activities	23,212	3,180	(133,555)	(101,133)
Effect of exchange rate changes on cash and cash equivalents	2,152	295	2,914	9,587
Net increase/(decrease) in cash and cash equivalents and restricted cash	3,196	437	(54,313)	(232,899)
Total cash and cash equivalents and restricted cash at beginning of year	321,772	44,083	376,085	608,984
Total cash and cash equivalents and restricted cash at end of year	324,968	44,520	321,772	376,085
Supplemental disclosure of cash flow information
Cash paid for interest	(1,868)	(256)	(4,473)	(10,614)
Cash paid for income tax	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities
Increase in lease liabilities arising from obtaining operating lease right-of-use assets	18,367	2,516	5,113	2,011
Decrease in lease liabilities due to termination of lease contacts	(101,027)	(13,841)	(35,788)	(65,922)
Acquisition of subsidiaries through issuing ordinary shares	¥ 5,062	$ 693	¥ 0	¥ 0